Basis of presentation and accounting policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,312,536	$ 3,221,736
Current assets	532,742	579,478
Total assets	3,845,278	3,801,214
Non-current liabilities	2,172,030	2,272,050
Current liabilities	450,551	732,022
Total liabilities	2,622,581	3,004,072
Opening balance	1,222,697	797,142	$ 803,324	$ 834,101
Revenue (Note 5)	1,426,145	1,575,153	1,366,336
Gross profit	454,720	545,170	507,262
Operating income	298,974	369,149	331,813
Financial Results	(291,326)	(239,492)	(235,430)
Share of income in associates	(4,146)	(15,841)	(1,306)
Income tax expense	14,101	46,925	56,359
Net (loss) / income	(10,599)	66,891	29,240
Other comprehensive (income) / loss for the year	(248,585)	(25,135)	(44,637)
Total comprehensive loss for the year	(259,184)	41,756	(15,397)
Increase/(decrease) in cash
Provided by / (used in) operating activities	191,661	(49,422)	172,772
Used in investing activities	(59,185)	(45,162)	35,844
Used in financing activities	(65,680)	128,955	$ (159,379)
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Non-current assets	239,489	236,893
Current assets	51,192	62,144
Total assets	290,681	299,037
Non-current liabilities	65,552	73,762
Current liabilities	89,414	89,057
Total liabilities	154,966	162,819
Opening balance	135,715	136,218
Revenue (Note 5)	155,482	154,526
Gross profit	40,405	50,269
Operating income	26,795	19,469
Financial Results	(1,543)	(1,630)
Share of income in associates	43	39
Income tax expense	(7,927)	(5,893)
Net (loss) / income	17,368	11,985
Other comprehensive (income) / loss for the year	(6,115)	16,469
Total comprehensive loss for the year	11,253	28,454
Dividends paid	(11,757)	(10,584)
Increase/(decrease) in cash
Provided by / (used in) operating activities	24,552	13,345
Used in investing activities	(11,765)	(19,315)
Used in financing activities	$ (11,181)	$ (9,981)